Convertible Bond Payable - Related Party (Details) - USD ($)			12 Months Ended
	Dec. 16, 2013	Dec. 01, 2011	Dec. 31, 2013	Dec. 31, 2012
Convertible Bond Payable Related Party (Textual)
Convertible bonds, amount borrowed	$ 1,500,000	$ 1,500,000
Convertible bonds, percentage		6.00%
Convertible bonds, maturity date		Dec. 31, 2014
Conversion price per share		$ 9.58
Convertible bonds, estimated fair value of conversion feature	1,003,557
Interest expense for the accertion of discount on note			$ 502,465	$ 461,279
Accrued interest	179,612
Derivative liability	$ 673,736
Common stock exchanged during period of conversion	261,665
Derivative liability, converted into shares	174,578
Convertible bonds, conversion description	The assumptions used to determine the initial fair value of the conversion feature of the convertible bond were expected volatility of 65%, expected life of two years to twelve months, risk free interest rates of 0.41%, and no dividend yield.
Expected dividend yield rate
Expected volatility rate	65.00%
Risk free interest rate	0.41%
Expected term		2 years